Convertible Debentures and Notes Payable (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended					9 Months Ended		12 Months Ended
	Nov. 02, 2020	Jul. 10, 2020	Jul. 07, 2020	May 04, 2020	Oct. 01, 2019	Jun. 19, 2020	Dec. 09, 2019	May 17, 2019	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from notes payable																$ 406,449
Repayment of notes payable																50,000	$ 0
Interest expenses									$ 5,244	$ 33,745				$ 20,196	$ 231,188	242,411	9,719
Loss on settlement of debt									$ 0	$ (29,582)				$ 0	$ (303,100)	$ 209,009	$ 23,324
Convertible Notes [Member]
Debt conversion, converted instrument, shares issued																659,021,898
Interest expenses																$ 134,263
Debt conversion, converted instrument, principal, accrued interest, and fees																379,203
Changes in derivative liability																1,448,326
Loss on settlement of debt																$ 229,322
Promissory Note One [Member]
Proceeds from notes payable		$ 19,250			$ 19,250
Debt discount					41,000
Notes payable					44,000
Derivative liability, embedded conversion feature					$ 29,000
Debt conversion, converted instrument, shares issued					100,000
Conversion price					$ 0.05
Promissory Note [Member]
Interest rate	12.00%
Proceeds from notes payable	$ 146,500					$ 19,250						$ 213,250
Debt discount	168,000	25,000				25,000						255,000	$ 60,000
Notes payable												255,000
Derivative liability, embedded conversion feature	99,000	61,000				142,000						354,000	100,000
Debt conversion, converted instrument, shares issued							300,000
Payment of funding cost												6,750	1,500
First tranche, principal amount	$ 135,000	25,000				25,000							50,000
Interest expenses		$ 42,000				$ 122,000						106,000	$ 50,000
Debt conversion, converted instrument, principal, accrued interest, and fees							$ 7,165					10,000
Additional to principal balance of note												$ 0
Shareholder [Member]
Interest rate											8.00%
Proceeds from notes payable											$ 50,000
Repayment of notes payable											$ 922
Crown Bridge Partners, LLC [Member] | Convertible Promissory Note [Member]
Interest rate								7.00%
Debt maturity								The maturity date is 18 months from the effective date of each payment.
Proceeds from notes payable								$ 124,500
Debt discount								25,500
Line of credit, maximum borrowing capacity								$ 150,000
Additional proceeding, description								Additionally, if at any time while the Promissory Note is outstanding, the Conversion Price is equal to or lower than $0.025, then an additional $10,000 will be automatically added to the principal balance of each tranche funded under the Note. During the quarter ended June 30, 2019, $10,000 was added to the principal balance for the first tranche.
SBA Loans [Member]
Interest rate			3.75%
Debt maturity			July 2050
Monthly principal and interest payments			$ 731
Proceeds from notes payable			$ 150,000
PPP Loan [Member]
Interest rate				1.00%
Debt maturity				matures on May 4, 2022
Proceeds from notes payable				$ 59,949
Adjustment [Member]
Exercise price												$ 0.10
Issuance of warrants to purchase common stock										250,000		525,000			250,000
Common Stock Purchase Warrant Agreement [Member]
Exercise price								$ 0.10
Issuance of warrants to purchase common stock								250,000